Associates and joint ventures - Summary of Aggregated Financial Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss)	£ 6,289	£ 2,951	£ 5,308
Share of other comprehensive income/(expense)	493	(173)	(317)
Total comprehensive income for the year	6,782	2,778	4,991
Other associates
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss)	1	(3)	(5)
Share of other comprehensive income/(expense)	56	21	7
Total comprehensive income for the year	£ 57	£ 18	£ 2